LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Aerospace & Defense - 2.2%
Hexcel Corp.	35,325	$1,827,009
Mercury Systems, Inc. (a)	42,800	1,737,680
		3,564,689
Banks - 9.4%
Cadence Bank	139,494	3,544,543
Comerica, Inc.	16,064	1,142,150
Cullen/Frost Bankers, Inc.	21,375	2,826,202
Glacier Bancorp, Inc.	43,655	2,144,770
Pinnacle Financial Partners, Inc.	35,705	2,895,676
Seacoast Banking Corp. of Florida	41,346	1,249,890
Synovus Financial Corp.	41,395	1,552,726
		15,355,957
Beverages - 3.3%
Celsius Holdings, Inc. (a)	28,445	2,579,392
Primo Water Corp. (b)	228,003	2,861,438
		5,440,830
Biotechnology - 1.1%
Neogen Corp. (a)	129,782	1,813,055

Building Products - 3.5%
CSW Industrials, Inc.	17,750	2,126,450
PGT Innovations, Inc. (a)	101,185	2,120,838
Zurn Elkay Water Solutions Corp.	60,995	1,494,377
		5,741,665
Chemicals - 2.6%
Avient Corp.	8,250	249,975
Ecovyst, Inc. (a)	307,330	2,593,865
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	302,970	–
Quaker Chemical Corp.	9,340	1,348,509
		4,192,349
Commercial Services & Supplies - 1.2%
Driven Brands Holdings Inc. (a)	68,000	1,902,640

Communications Equipment - 1.6%
Lumentum Holdings, Inc. (a)	37,580	2,576,861

Construction & Engineering - 1.8%
NV5 Global, Inc. (a)	23,342	2,890,206

Construction Materials - 0.8%
Eagle Materials, Inc.	11,875	1,272,762

Energy Equipment & Services - 1.7%
Weatherford International Public Limited Co. (a)(b)	86,789	2,802,417

Food Products - 1.9%
Utz Brands, Inc.	204,545	3,088,630

Health Care Equipment & Supplies - 7.1%
Alphatec Holdings, Inc. (a)	416,000	3,635,840
Cerus Corp. (a)	685,724	2,468,606
Enovis Corp. (a)	51,995	2,395,410
Omnicell, Inc. (a)	7,500	652,725
STAAR Surgical Co. (a)	35,000	2,469,250
		11,621,831
Health Care Providers & Services - 5.1%
HealthEquity, Inc. (a)	44,000	2,955,480
Medpace Holdings, Inc. (a)	11,815	1,856,964
Progyny, Inc. (a)	53,370	1,977,892
R1 RCM Inc. (a)	80,125	1,484,716
		8,275,052
Hotels, Restaurants & Leisure - 4.9%
Everi Holdings, Inc. (a)	148,000	2,400,560
Playa Hotels & Resorts NV (a)(b)	269,190	1,566,686
Red Rock Resorts, Inc. - Class A	67,500	2,312,550
Wingstop, Inc.	12,855	1,612,274
		7,892,070
Insurance - 2.4%
Goosehead Insurance, Inc. - Class A (a)	10,595	377,606
Palomar Holdings, Inc. (a)	42,234	3,535,830
		3,913,436
Internet & Catalog Retail - 1.3%
Magnite, Inc. (a)	321,660	2,113,306

IT Consulting & Services - 2.1%
LiveRamp Holdings, Inc. (a)	87,109	1,581,899
Perficient Inc. (a)	25,450	1,654,759
Repay Holdings Corp. (a)	17,000	120,020
		3,356,678
Leisure Equipment & Products - 1.8%
Topgolf Callaway Brands Corp. (a)	115,000	2,214,900
YETI Holdings, Inc. (a)	25,535	728,258
		2,943,158
Machinery - 8.4%
Alamo Group, Inc.	17,135	2,095,096
Altra Industrial Motion Corp.	18,400	618,608
ESAB Corp.	75,047	2,503,568
Evoqua Water Technologies Corp. (a)	55,250	1,827,118
Helios Technologies, Inc.	35,295	1,785,927
ITT, Inc.	26,880	1,756,339
Watts Water Technologies, Inc. - Class A	24,025	3,020,663
		13,607,319
Marine - 1.7%
Kirby Corp. (a)	46,370	2,817,905

Media & Entertainment - 1.6%
Nexstar Media Group, Inc. - Class A	16,000	2,669,600

Oil, Gas & Consumable Fuels - 6.5%
CNX Resources Corp. (a)	180,000	2,795,400
HF Sinclair Corp.	56,574	3,045,944
Magnolia Oil & Gas Corp. - Class A	145,000	2,872,450
Northern Oil and Gas, Inc.	67,726	1,856,370
		10,570,164
Personal Products - 1.3%
BellRing Brands, Inc. (a)	101,375	2,089,339

Professional Services - 1.1%
Upwork, Inc. (a)	125,760	1,712,851

Real Estate Development - 0.7%
FirstService Corp. (b)	9,995	1,189,505

Software - 7.4%
Altair Engineering, Inc. - Class A (a)	39,940	1,766,147
Model N, Inc. (a)	63,650	2,178,740
Nutanix, Inc. (a)	147,068	3,063,426
Sprout Social, Inc. - Class A (a)	38,250	2,321,010
Workiva Inc. (a)	35,140	2,733,892
		12,063,215
Software & Services - 0.9%
Alarm.com Holdings, Inc. (a)	22,430	1,454,810

Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	53,000	2,235,540
Leslie's, Inc. (a)	141,780	2,085,584
Petco Health & Wellness Co, Inc. (a)	217,355	2,425,682
		6,746,806
Technology Hardware, Storage & Peripherals - 1.2%
Avid Technology, Inc. (a)	84,585	1,967,447

Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	26,531	1,821,618

Thrifts & Mortgage Finance - 1.9%
Home BancShares, Inc.	137,301	3,090,646

Trading Companies & Distributors - 1.7%
Global Industrial Co.	65,265	1,751,060
Textainer Group Holdings Ltd. (b)	35,000	940,100
		2,691,160
TOTAL COMMON STOCKS
(Cost $133,028,274)		155,249,977

REIT - 1.2%	Shares	Value
Real Estate Investment Trust (REIT) - 1.2%
Pebblebrook Hotel Trust	138,410	2,008,330

TOTAL REIT
(Cost $3,013,204)		2,008,330

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 2.95% (d)	4,917,303	4,917,303
MSILF Government Portfolio - Institutional Class, 2.81% (d)	752,554	752,554
		5,669,857
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,669,857)		5,669,857

Total Investments - 100.2%		162,928,164
(Cost $141,711,335)
Liabilities in Excess of Other Assets - (0.2)%		(290,670)
TOTAL NET ASSETS - 100.0%		$162,637,494

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	Securities for which market quotations are not readily available. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. Level 3 security.
(d)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM SMALL CAP EQUITY FUND
Sector Classification
September 30, 2022

Sectors:	% Net Assets

Industrials	21.5%
Financials	13.8%
Health Care	13.4%
Information Technology	13.2%
Consumer Discretionary	11.9%
Energy	8.2%
Consumer Staples	6.5%
Money Market Funds	3.5%
Materials	3.4%
Communication Services	2.9%
Real Estate	1.9%
Liabilities in excess of other assets	-0.2%
100.0%

Fair Value Measurement Summary at September 30, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures that authorize the Adviser to fair value a security in good faith under certain circumstances. The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3		Total
Common Stocks	$155,249,977	$–	$–	(1)	$155,249,977
REIT	2,008,330	–	–		2,008,330
Short-Term Investments	5,669,857	–	–		5,669,857
Total Investments*	$162,928,164	$–	$–		$162,928,164

* Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

	Level 3
Description	Common Stocks
Balance as of December 31, 2021	$-	(1)
Purchases	-
Sales proceeds	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Transfers into/(out of) Level 3	-
Balance as of September 30, 2022	$-	(1)

Change in unrealized appreciation/depreciation during the period
for Level 3 investments held at September 30, 2022	$-	(1)

(1) Level 3 security valued at $0.